Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities [Abstract]
Other Liabilities

20.	Other Liabilities

Other liabilities as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Accrued severance benefits (see Note 31)	97,547	62,295
Allowance for credit-related commitments (see Note 11)	296,442	440,339
Accounts payable	430,674	512,854
Unearned income	139,175	141,463
Tax withholdings and income tax payable	168,257	242,916
Deferred tax liabilities (see Note 29)	38,020	40,020
Security deposits received	295,116	418,482
Due to agencies	984,008	1,405,090
Domestic exchange settlements credits with other banks	479,086	174,398
Foreign exchanges	376,715	581,935
Account for agency business	268,598	295,472
Other	1,038,956	704,671

Total	4,612,594	5,019,935